Income Taxes - Schedule of Reconciliation of Federal Statutory and Effective Income Tax Rate (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%	34.00%	34.00%
Change in valuation allowance on net operating loss carry-forwards		(34.00%)	(34.00%)
Effective income tax rate		0.00%	0.00%